Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com

July 19, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
 Washington, D.C. 20549

Re:	Firsthand Technology Value Fund, Inc.
Form N-2 Registration Statement

Ladies and Gentlemen:

Enclosed for filing is the Form N-2 Registration Statement for the common stock of Firsthand Technology Value Fund, Inc. (the “BDC”), a newly organized closed end fund registrant that has also filed a Form N-54A to elect to be treated as a “business development company” under the Investment Company Act of 1940, as amended.

In connection with this filing, BDC will also file a Form N-14 Registration Statement on or about this same date. The purpose of the related Form N-14 Registration Statement is to seek disclosure review of a combined proxy statement and prospectus with respect to the proposed issuance of shares of common stock of the BDC in connection with the reorganization of another registrant: Firsthand Technology Value Fund (“TVF”), a series of Firsthand Fund (File Nos. 033-73832 and 811-08268) into the BDC, subject to requisite approval of shareholders of TVF.

Please do not hesitate to call me at 415-856-7007 if you have any questions or comments regarding the Registration Statement.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ David Hearth

of Paul Hastings Janofsky & Walker LLP